CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2010	$ 10,903	$ 234	$ 59,180		$ (48,511)
Balance, shares at Dec. 31, 2010		6,145,024
Share-based compensation	823		823
Exercise of options	144	5	139
Exercise of options, shares		76,143
Exercise of warrants	623	11	612
Exercise of warrants, shares		194,531
Net loss	(1,904)				(1,904)
Other comprehensive loss	(197)			(197)
Balance at Dec. 31, 2011	10,392	250	60,754	(197)	(50,415)
Balance, shares at Dec. 31, 2011		6,415,698
Share-based compensation	672		672
Exercise of options	45	1	44
Exercise of options, shares		34,082
Net loss	(5,987)				(5,987)
Other comprehensive loss	(125)			(125)
Balance at Dec. 31, 2012	4,997	251	61,470	(322)	(56,402)
Balance, shares at Dec. 31, 2012	6,449,780	6,449,780
Issuance of shares and warrants, net of issuance expenses of $ 35 (private placement)	3,424	68	3,356
Issuance of shares and warrants, net of issuance expenses of $ 35 (private placement), shares		1,239,639
Share-based compensation	499		499
Exercise of options	226	12	214
Exercise of options, shares	73,333	184,588
Exercise of warrants	256	4	252
Exercise of warrants, shares		73,333
Net loss	(1,420)				(1,420)
Other comprehensive loss	(483)			(483)
Balance at Dec. 31, 2013	$ 7,499	$ 335	$ 65,791	$ (805)	$ (57,822)
Balance, shares at Dec. 31, 2013	7,947,340	7,947,340